SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.             SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These financial statements have applied the guidance as set forth in the Financial Accounting Standards Board (“FASB”) ASC 946, Financial Services - Investment Companies. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Cash and Cash Equivalents

The Fund considers all highly liquid investments, with a maturity of three months or less when acquired, to be cash equivalents. As of December 31, 2016 and December 31, 2015, the Fund does not hold any cash equivalents. Cash is held at a nationally recognized financial institution.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Statement of Cash Flows

In accordance with FASB ASC 230, the Fund is exempt from the requirement to provide a statement of cash flows as all required conditions have been met.

Revenue Recognition

The resulting change between cost and market value (net of subscription and redemption activity in the investment in the Underlying Funds) is reflected in the Statements of Operations as change in unrealized from the investments in the Underlying Funds. In addition, when the Fund redeems or partially redeems its interest in the Underlying Funds, it records realized (net profit or loss) under Trading profit (loss), net for such interests in the Statements of Operations of the Fund.

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar. The Master Funds may invest in financial instruments denominated in currencies other than U.S. dollar. However, the Master Funds value their financial instruments in U.S. dollars. The Master Funds may or may not seek to hedge their foreign currency exposure by entering into currency hedging transactions, such as treasury locks, forward contracts, future contracts and cross-currency swaps. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition of the Fund and each of the Underlying Funds and Master Funds. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statement of Operations of the Master Funds.

Operating Expenses and Selling Commissions

The Fund pays all of its ongoing operating costs, including, without limitation: ongoing offering fees and expenses; transaction costs; legal, accounting, audit and tax reporting and preparation fees and expenses; administrative, custody, transfer, subscription and redemption processing fees and expenses; regulatory, filing and printing fees and expenses; and any extraordinary expenses. Operating costs are allocated pro rata among each Class of Units based on their respective Net Asset Values.

During the year ended December 31, 2016, the Fund incurred $485,878 of costs for reports to shareholders, which is currently included in other expenses on the Statement of Operations.

Class A Units are subject to upfront sales commissions paid to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) ranging from 1.0% to 2.5% of an investor’s gross subscription amount. Class D Units and Class I Units are subject to upfront sales commissions paid to MLPF&S up to 2.5% of an investor’s gross subscription amount. Class AA, Class II and Class MM Units are subject to upfront sales commissions of up to 3.0% of an investor’s net subscription amount, payable to MLPF&S. Sales commissions are directly deducted from subscription amounts. Class C Units and Class M Units are not subject to upfront sales commissions.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each member is individually responsible for reporting income or loss based on such member’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the ASC guidance on accounting for uncertain tax positions. This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the net asset value (“NAV”) of the Fund, including reducing the NAV of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund or the Underlying Funds. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2013.

Distributions

Each investor is entitled to receive, equally per unit, any distributions which may be made by the Fund. No such distributions have been declared for the years ended December 31, 2016, 2015 and 2014.

Subscriptions

The Fund generally offers units (“Units”) for investment each Monday (or, where such day is not a business day, the immediately following business day) and/or such other days as the Manager may determine in its sole discretion (each a “Subscription Day”). Investors must submit their executed subscription agreement five business days prior to the Subscription Day. Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate NAV, equal to the dollar amount invested.

Each member shares in the profits and losses of the Fund in proportion to the number of Units held by each member. However, no member is liable for obligations of the Fund in excess of its capital subscription and net profits or losses, if any. Except as noted above in respect to sales commissions and in Notes 6 below in respect of fees, the classes of units are identical.

Redemptions

Investors in the Fund generally may redeem any or all of their Units at NAV, in whole or fractional Units, effective as of (i) each Friday (or, where such day is not a business day, the immediate following business day) and/or (ii) such other days as the Manager may determine in its sole discretion (each a “Redemption Day”), upon providing notice to the Fund in writing (or in such other manner as the Manager may determine in its sole discretion) not less than four business days prior to the Redemption Day. The NAV of redeemed Units is determined as of the Redemption Date. Investors will remain exposed to fluctuations in NAV during the period between submission of their redemption requests and the applicable Redemption Date.

New Accounting Pronouncement

In August 2014, FASB issued ASU 2014-15, Presentation of Financial Statements — Going Concern (Subtopic 205-40) (“ASU 2014-15”). The pronouncement determines management’s responsibility regarding assessment of the Fund’s ability to continue as a going concern, even if the Fund’s liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in aggregate, raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Adoption of the update had no impact on the Fund’s financial statements.